Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Schedule of Lease Assets

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2021	$974	$354	$99	$81	$1,508
Additions	44	110	28	—	182
Depreciation	(106)	(86)	(31)	(21)	(244)
Foreign exchange and other	—	(1)	1	1	1
At December 31, 2022	912	377	97	61	1,447
Additions	27	218	49	23	317
Depreciation	(98)	(111)	(45)	(19)	(273)
Foreign exchange and other	(1)	(2)	(30)	—	(33)
At December 31, 2023	$840	$482	$71	$65	$1,458
LEASE ASSETS, BY SEGMENT
As at December 31, 2023 and 2022, the Company had the following lease assets by segment:

	2023	2022
Exploration and Production
North America	$280	$277
North Sea	18	1
Offshore Africa	119	98
Oil Sands Mining and Upgrading	1,001	1,015
Head Office	40	56
	$1,458	$1,447

Schedule of Lease Liabilities	Lease liabilities at December 31, 2023 and 2022, were as follows:

	2023	2022
Lease liabilities	$1,555	$1,540
Less: current portion	298	244
	$1,257	$1,296

Schedule of Leases Impact on Net Earnings and Cash Flow
Other amounts included in net earnings and cash flows during 2023 and 2022 are provided below:

	2023	2022
Expenses relating to short-term leases (1)	$403	$410
Interest expense on lease liabilities	$64	$60
Variable lease payments not included in the measurement of lease liabilities	$59	$49
Total cash outflows for leases (2)	$1,325	$1,204
(1)During 2023, the Company capitalized $514 million (2022 – $453 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.